Share-based compensation - Movement of share options outstanding (Details)		12 Months Ended
	May 04, 2022	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares
Number of options
Balance - Beginning of period, Number of options | EquityInstruments		697,841	399,697
Granted, Number of options | EquityInstruments		1,245,400	335,176
Forfeited, Number of options | EquityInstruments		(130,791)	(37,032)
Balance - End of period, Number of options | EquityInstruments		1,812,450	697,841
Options exercisable - End of period, Number of options | EquityInstruments		205,229
Weighted average exercise price
Balance - Beginning of period, Weighted average exercise price | $ / shares		$ 21.21	$ 22.86
Granted, Weighted average exercise price | $ / shares		6.43	19.40
Forfeited, Weighted average exercise price | $ / shares		14.74	22.66
Balance - End of period, Weighted average exercise price | $ / shares		11.52	$ 21.21
Options exercisable - End of period, Weighted average exercise price | $ / shares		$ 21.32
Reverse stock split ratio	3